Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Common Stock Issued and Outstanding	The following table presents the number of the Company’s common stock issued and outstanding immediately following the reverse recapitalization:
Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Lakeshore’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to investors	166,000
Conversion of NMI’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764
The following table presents the number of the Company’s common stock issued and outstanding immediately following the Reverse Recapitalization:
Common Stock
The Company’s shares outstanding prior to Reverse Recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Company’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to investors	166,000
Conversion of Nature’s Miracle’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764